UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23499

Goldman Sachs Real Estate Diversified Income Fund

(Exact name of registrant as specified in charter)

200 West Street, New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq.	Stephen H. Bier, Esq.
Goldman Sachs & Co. LLC	William J. Bielefeld, Esq.
200 West Street	Dechert LLP
New York, New York 10282	1095 Avenue of the Americas
New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Interval Fund Semi-Annual Report March 31, 2024 Real Estate Diversified Income Fund

Goldman Sachs Real Estate Diversified Income Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Real Estate Diversified Income Fund

March 31, 2024 (Unaudited)

The following are highlights both of key factors affecting the U.S. real estate securities market and any key changes made to the Goldman Sachs Real Estate Diversified Income Fund (the “Fund”) during the six months ended March 31, 2024 (the “Reporting Period”). A fuller review will appear in the Fund’s annual shareholder report covering the 12 months ended September 30, 2024.

Market and Economic Review

•	For the Reporting Period overall, the U.S. real estate securities market posted positive absolute returns that underperformed the broader U.S. equity market but outperformed the U.S. fixed income market.

•	The relative performance of the U.S. real estate securities market compared to the broad U.S. equity market was driven by persistent concerns around commercial real estate refinancing risks and decreasing property valuations—coupled with the uncertainty of when the Federal Reserve (“Fed”) may begin to cut interest rates.

•	These concerns were, however, somewhat offset by a more optimistic view that the Fed rate hike cycle had concluded, which drove the real estate market to rebound towards the end of the fourth quarter of 2023.

•	Together, these differing views affected the commercial real estate market overall and revealed the disparities and dispersion across real estate sub-sectors and property types, which, in turn, highlighted the importance of identifying companies with strong underlying fundamentals, attractive growth prospects and healthy balance sheets.

•	In the fourth quarter of 2023, when the Reporting Period began, the U.S. real estate securities market performed well, outpacing the broader U.S. equity market.

•	U.S. equities began the quarter with negative momentum, as investors digested a more resilient than consensus expected U.S. economy and a higher-for-longer Fed interest rate regime.

•	The U.S. equity market then shifted direction in November and December to end the calendar year with positive performance.

•	The month of November saw the most significant easing in financial conditions of any month in more than four decades.

•	Market sentiment took a positive turn on the back of both an overall shift in tonality from Fed officials, who signaled potential easing of monetary policy in the new year, and on a gradual cooldown in economic activity while the labor market remained resilient.

•	A rally across U.S. real estate investment trusts (“REITs”) ensued, marking one of the best monthly performances on record in November, primarily based on renewed optimism about a soft landing, the end of interest rate hikes and broader disinflation traction themes. (A soft landing in economics is a cyclical downturn that avoids recession.) Overall, the industrial REIT sub-sector was strongest during the Reporting Period, as demand for industrial REITs remained strong, despite a potential recession.

•	During the first quarter of 2024, the U.S. real estate securities market was rather flat, underperforming the broader U.S. equity market.

•	The U.S. real estate securities market reacted early in the quarter to reports that property charge-offs could potentially be higher in 2024, which was negative but widely anticipated news, especially in the office sub-sector. (A property charge-off means a lender or creditor has written the property off as a loss, and the account is closed to future charges.) This led to almost all real estate sub-sectors posting negative returns early in the quarter.

•	Renewed concerns about potential spillover effects to commercial real estate from individual regional bank struggles added a compounding affect to the already negative returns.

•	While financing remained limited and expensive across the real estate sector, transaction markets started to show the first signs of re-opening as the quarter progressed, which provided a bright spot in the commercial real estate market and supported a general consensus view that commercial real estate was nearing a bottom.

•	For the Reporting Period overall, there was a wide dispersion of returns across companies and property types.

•	The hotel REIT sub-sector was the best performing property type.

1

MARKET REVIEW

•	The strong performance of the hotel REIT sub-sector was driven primarily by the C-corp structured hotels due to their capital-light business models, which came under less pressure in a higher interest rate environment. (A C corporation (or C-corp) is a legal structure for a corporation in which the owners, or shareholders, are taxed separately from the entity. C corporations, the most prevalent of corporations, are also subject to corporate income taxation. The taxing of profits from the business is at both corporate and personal levels, creating a double taxation situation.)

•	Additionally, group lodging activity grew during the Reporting Period, contributing to the hotel sub-sector’s strong performance.

•	Conversely, the residential sub-sector was the worst performing property type during the Reporting Period.

•	While the elevated costs of buying versus renting had created tailwinds in the residential sub-sector, an influx of new multifamily rentals came to market during the Reporting Period, which exerted downward pressure on residential property pricing dynamics for the residential sub-sector.

Fund Changes and Highlights

•	Effective April 1, 2024, just after the close of the Reporting Period, the minimum investment in the Fund for Regular Accounts, Retirement Plan Accounts and Automatic Investment Plan Accounts was revised to $2,500, $1,000 and $250, respectively, with additional minimum investments of $50 for each.

Sector, sub-sector and property type designations throughout this shareholder report are defined by GSAM.

2

FUND BASICS

Real Estate Diversified Income Fund

as of March 31, 2024 (Unaudited)

PERFORMANCE REVIEW

October 1, 2023-March 31, 2024	Fund Total Return (based on NAV)[1]

Class A	-0.07%

Class C	-0.55

Class I	-0.07

Class L	-0.31

Class W	-0.19

Class P	0.04

[1]

The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when repurchased, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.

TOP TEN HOLDINGS AS OF 3/31/24[2]

Holding	% of Net Assets	Asset Class
Oaktree Global Credito FIC FIM	9.1%	Private REIT & Private Investment Funds
TA Realty Core Property Fund, LP	8.1	Private REIT & Private Investment Funds
RealTerm Logistics Income Fund	5.4	Private REIT & Private Investment Funds
CBRE U.S. Core Partners, LP	5.0	Private REIT & Private Investment Funds
Sentinel Real Estate Fund	4.7	Private REIT & Private Investment Funds
Greystar Student Housing Growth and Income Fund	4.6	Private REIT & Private Investment Funds
Ares Industrial Real Estate Fund, LP	4.1	Private REIT & Private Investment Funds
Harrison Street Core Property Fund, LP	3.8	Private REIT & Private Investment Funds
AvalonBay Communities, Inc. REIT	2.7	Real Estate Investment Trust (REIT)

Invitation Homes, Inc. REIT	2.6	Real Estate Investment Trust (REIT)

[2]	The top 10 holdings may not be representative of the Fund’s future investments.

3

FUND BASICS

ASSET CLASS ALLOCATIONS[3]

Percentage of Net Assets

[3]

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall allocations may differ from percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Schedule of Investments March 31, 2024 (Unaudited)

	Description	Value

Private Real Estate Investment Trusts & Private Investment Funds – 64.0%(a)

Ares Industrial Real Estate Fund, LP		$17,388,504
Ares US Real Estate Fund IX, LP		5,517,151
Bain Capital Real Estate Fund I-B, LP		7,977,099
Brookfield Premier Real Estate Partners, LP		1,662,969
Brookfield Real Estate Finance Fund V, LP		6,460,159
Carlyle Property Investors, LP		9,558,899
CBRE U.S. Core Partners, LP		21,312,611
Clarion Partners Debt Investment Fund, LP		5,696,259
Clarion Ventures 4, LP		2,536,642
Greystar Student Housing Growth and Income Fund		19,350,051
Harrison Street Core Property Fund, LP		16,121,127
Heitman Core Real Estate Debt Income Trust, LP		7,043,412
Manulife US REIT		8,895,904
Nuveen U.S. Core-Plus Real Estate Debt Fund, LP		8,771,968
Oaktree Global Credito FIC FIM		38,701,733
Prologis Targeted U.S. Logistics Holdings II, LP		9,155,431
RealTerm Logistics Income Fund		22,676,733
Sculptor Real Estate Credit Fund, LP		4,219,890
Sentinel Real Estate Fund		19,740,966
TA Realty Core Property Fund, LP		34,516,226
The Trumbull Property Fund, LP		3,970,178

TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS & PRIVATE INVESTMENT FUNDS (Cost $308,238,790)		271,273,912

Shares	Description	Value

Common Stocks – 29.5%

Financial Services – 1.2%
65,212	Mr Cooper Group, Inc.*	5,083,276

Hotel & Resort REITs – 0.5%
17,845	Ryman Hospitality Properties, Inc. REIT	2,063,061

Industrial REITs – 4.3%
366,145	Americold Realty Trust, Inc. REIT	9,124,333
71,191	Prologis, Inc. REIT	9,270,492

		18,394,825

Mortgage Real Estate Investment Trusts (REITs) – 3.7%
842,486	Ladder Capital Corp. REIT	9,376,869
813,596	TPG RE Finance Trust, Inc. REIT	6,280,961

		15,657,830

Office REITs – 1.7%
57,071	Alexandria Real Estate Equities, Inc. REIT	7,357,023

Residential REITs – 8.5%
115,842	American Homes 4 Rent, Class A REIT	4,260,669
60,865	AvalonBay Communities, Inc. REIT	11,294,109
148,896	Equity LifeStyle Properties, Inc. REIT	9,588,902

Shares	Description	Value

Common Stocks – (continued)

Residential REITs – (continued)
303,791	Invitation Homes, Inc. REIT	$10,817,998

		35,961,678

Specialized REITs – 9.6%
35,935	American Tower Corp. REIT	7,100,397
4,682	Equinix, Inc. REIT	3,864,195
43,570	Extra Space Storage, Inc. REIT	6,404,790
18,517	Public Storage REIT	5,371,041
38,513	SBA Communications Corp. REIT	8,345,767
327,127	VICI Properties, Inc. REIT	9,745,113

		40,831,303

TOTAL COMMON STOCKS (Cost $117,978,643)		125,348,996

Shares	Description	Dividend Rate	Value

Preferred Stocks – 2.6%
Hotel & Resort REITs – 0.1%
23,740	Pebblebrook Hotel Trust, Series E	6.38%	491,418

Mortgage Real Estate Investment Trusts (REITs) – 2.2%
77,545	MFA Financial, Inc., Series C	6.50%	1,719,948
45,264	PennyMac Mortgage Investment Trust, Series B	8.00	1,052,388
78,290	Rithm Capital Corp., Series B	7.13	1,911,842
73,559	Two Harbors Investment Corp., Series B	7.63	1,671,260
128,562	Two Harbors Investment Corp., Series A	8.13	2,946,641

			9,302,079

Real Estate Management & Development – 0.3%
17,391	DigitalBridge Group, Inc., Series H	7.13	407,123
17,228	DigitalBridge Group, Inc., Series J	7.13	404,169
17,470	DigitalBridge Group, Inc., Series I	7.15	406,702

			1,217,994

TOTAL PREFERRED STOCKS (Cost $11,805,233)			11,011,491

The accompanying notes are an integral part of these consolidated financial statements.	5

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Schedule of Investments (continued) March 31, 2024 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 3.2%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
13,659,431	5.211%	$13,659,431
(Cost $13,659,431)

TOTAL INVESTMENTS – 99.3% (Cost $451,682,097)		$421,293,830

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		2,826,437

NET ASSETS – 100.0%		$424,120,267

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*  Non-income producing security.

(a)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on sale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $271,273,912, which represents approximately 64.0% of net assets as of March 31, 2024. See additional details below:

Security	Date(s) of Purchase	Cost

Ares Industrial Real Estate Fund, LP	12/21/22-01/19/23	$19,726,424
Ares US Real Estate Fund IX, LP	09/19/19-05/11/23	6,259,424
Bain Capital Real Estate Fund I-B, LP	12/18/19-11/29/23	5,926,640
Brookfield Premier Real Estate Partners, LP	10/01/19-12/20/21	1,767,037
Brookfield Real Estate Finance Fund V, LP	10/03/19-03/14/24	9,190,002
Carlyle Property Investors, LP	10/01/19-03/28/24	10,106,944
CBRE U.S. Core Partners, LP	03/30/22-10/20/23	26,489,411
Clarion Partners Debt Investment Fund, LP	02/14/17-08/01/22	5,400,482
Clarion Ventures 4, LP	07/01/16-07/10/19	6,923,743
Greystar Student Housing Growth and Income Fund	01/04/22-10/24/23	20,921,737
Harrison Street Core Property Fund, LP	09/15/21-10/26/23	18,051,478
Heitman Core Real Estate Debt Income Trust, LP	07/27/17-01/26/23	8,251,305
Manulife US REIT	04/08/22-10/23/23	12,947,811
Nuveen U.S. Core-Plus Real Estate Debt Fund, LP	10/01/19-10/31/23	11,213,608
Oaktree Global Credito FIC FIM	10/07/21-12/27/23	41,194,702
Prologis Targeted U.S. Logistics Holdings II, LP	01/03/20-06/20/23	7,938,956
RealTerm Logistics Income Fund	04/18/22-10/03/23	25,534,303
Sculptor Real Estate Credit Fund, LP	01/21/20-03/05/24	4,846,127
Sentinel Real Estate Fund	05/04/22-01/16/24	23,122,604
TA Realty Core Property Fund, LP	01/04/22-11/07/23	37,692,433
The Trumbull Property Fund, LP	01/04/16-10/01/18	4,733,619

Total		$308,238,790

(b) Represents an affiliated issuer.

Investment Abbreviations:
LP	—Limited Partnership
REIT	—Real Estate Investment Trust

6	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION

Additional information on investments in private real estate investment funds:

Security	Value	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of March 31, 2024

Ares Industrial Real Estate Fund, LP	$17,388,504	Quarterly	90	$–

Ares US Real Estate Fund IX, LP	5,517,151	N/R	N/R	1,289,146

Bain Capital Real Estate Fund I-B, LP	7,977,099	N/R	N/R	2,297,951

Brookfield Premier Real Estate Partners, LP	1,662,969	Quarterly	90	–

Brookfield Real Estate Finance Fund V, LP	6,460,159	N/R	N/R	9,545,202

Carlyle Property Investors, LP	9,558,899	Quarterly	90	963,242

CBRE U.S. Core Partners, LP	21,312,611	Quarterly	60	–

Clarion Partners Debt Investment Fund, LP	5,696,259	N/R	N/R	4,652,799

Clarion Ventures 4, LP	2,536,642	N/R	N/R	–

Greystar Student Housing Growth and Income Fund	19,350,051	Quarterly	90	–

Harrison Street Core Property Fund, LP	16,121,127	Quarterly	45	–

Heitman Core Real Estate Debt Income Trust, LP	7,043,412	Quarterly	90	–

Manulife US REIT	8,895,904	Quarterly	60	–

Nuveen U.S. Core-Plus Real Estate Debt Fund, LP	8,771,968	Quarterly	45	–

Oaktree Global Credito FIC FIM	38,701,733	N/R	N/R	–

Prologis Targeted U.S. Logistics Holdings II, LP	9,155,431	Quarterly	90	–

RealTerm Logistics Income Fund	22,676,733	Quarterly	90	–

Sculptor Real Estate Credit Fund, LP	4,219,890	N/R	N/R	1,356,512

Sentinel Real Estate Fund	19,740,966	Quarterly	90	–

TA Realty Core Property Fund, LP	34,516,226	Quarterly	45	–

The Trumbull Property Fund, LP	3,970,178	Quarterly	60	–

Wheelock Street Real Estate Long Term Value Fund	–	Annually	90	25,000,000

N/R - Not Redeemable

The accompanying notes are an integral part of these consolidated financial statements.	7

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Statement of Assets and Liabilities March 31, 2024 (Unaudited)

Real Estate Diversified Income Fund(a)

Assets:

Investments in unaffiliated issuers, at value (cost $438,022,666)	$407,634,399
Investments in affiliated issuers, at value (cost $13,659,431)	13,659,431
Cash	579,967
Receivables:
Dividends	2,144,900
Fund shares sold	670,874
Other assets	296,751

Total assets	424,986,322

Liabilities:

Payables:
Management fees	443,436
Investments purchased	229,257
Distribution and Service fees and Transfer Agency fees	94,159
Accrued expenses	99,203

Total liabilities	866,055

Commitments and contingencies

Net Assets:

Paid-in capital	462,760,394
Total distributable earnings (loss)	(38,640,127)

NET ASSETS	$424,120,267

Net Assets:
Class A	$63,652,901
Class C	27,748,071
Class I	98,358,345
Class L	4,193,772
Class W	24,177,199
Class P	205,989,979
Total Net Assets	$424,120,267

Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	7,500,765
Class C	3,270,738
Class I	10,987,686
Class L	493,687
Class W	2,795,113
Class P	22,990,731

Net asset value, offering and repurchase price per share:(b)
Class A	$8.49
Class C	8.48
Class I	8.95
Class L	8.49
Class W	8.65
Class P	8.96

(a)

Statement of Assets and Liabilities for the Fund is consolidated and includes the balances of wholly owned subsidiaries DIF Investments LLC, DIF Investments II LLC, and DIF Investments III LLC. Accordingly, all interfund balances and transactions have been eliminated.

(b)

Maximum public offering price per share for Class A is $9.01 and Class L is $8.87. Upon repurchase, Class A and C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

8	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Statement of Operations For the Six Months Ended March 31, 2024 (Unaudited)

Real Estate Diversified Income Fund(a)

Investment income:

Dividends — unaffiliated issuers	$6,819,133

Dividends — affiliated issuers	284,669

Total Investment Income	7,103,802

Expenses:

Management fees	2,832,782

Professional fees	391,455

Transfer Agency fees	317,274

Distribution and/or Service (12b-1) fees(b)	242,496

Interest on borrowing	178,654

Custody, accounting and administrative services	162,524

Printing and mailing costs	140,000

Registration fees	53,652

Shareholder Service fees(b)	46,223

Trustee fees	21,568

Other	11,122

Total expenses	4,397,750

Less — expense reductions	(9,050)

Net expenses	4,388,700

NET INVESTMENT INCOME	2,715,102

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(9,644,279)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	7,276,352

Net realized and unrealized loss	(2,367,927)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$347,175

(a) Statement of Operations for the Fund is consolidated and includes the balances of wholly owned subsidiaries DIF Investments LLC, DIF Investments II LLC, and DIF Investments III LLC. Accordingly, all interfund balances and transactions have been eliminated.

(b) Class specific Distribution and/or Service and Shareholder Service fees were as follows:

Distribution and/or Service (12b-1) Fees				Shareholder Service Fees
Class A	Class C	Class L	Class W	Class C	Class L
$82,459	$122,152	$5,504	$32,381	$40,719	$5,504

The accompanying notes are an integral part of these consolidated financial statements.	9

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Statements of Changes in Net Assets

	Real Estate Diversified Income Fund(a)
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Fiscal Year Ended September 30, 2023

From operations:

Net investment income	$2,715,102	$8,383,466

Net realized loss	(9,644,279)	(2,225,711)

Net change in unrealized gain (loss)	7,276,352	(31,441,684)

Net increase (decrease) in net assets resulting from operations	347,175	(25,283,929)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(2,271,142)	(1,293,136)

Class C Shares	(914,177)	(661,185)

Class I Shares	(3,482,485)	(2,053,655)

Class L Shares	(142,960)	(79,939)

Class W Shares	(845,757)	(588,504)

Class P Shares	(7,227,942)	(4,180,466)

From return of capital:

Class A Shares	–	(4,004,725)

Class C Shares	–	(2,047,630)

Class I Shares	–	(6,359,977)

Class L Shares	–	(247,564)

Class W Shares	–	(1,822,544)

Class P Shares	–	(12,946,520)

Total distributions to shareholders	(14,884,463)	(36,285,845)

From share transactions:

Proceeds from sales of shares	15,614,794	73,256,595

Reinvestment of distributions	7,731,274	20,210,490

Cost of shares repurchased	(71,073,607)	(124,541,428)

Net decrease in net assets resulting from share transactions	(47,727,539)	(31,074,343)

TOTAL DECREASE	(62,264,827)	(92,644,117)

Net Assets:

Beginning of period	$486,385,094	$579,029,211

End of period	$424,120,267	$486,385,094

(a)

The Statements of Changes in Net Assets for the Fund is consolidated and includes the balances of wholly owned subsidiaries DIF Investments LLC, DIF Investments II LLC, and DIF Investments III LLC. Accordingly, all interfund balances and transactions have been eliminated.

10	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Statement of Cash Flows(a) For the Six Months Period Ended March 31, 2024 (Unaudited)

Increase (Decrease) in cash – Cash flows provided by operating activities:

Net increase in net assets from operations	$347,175

Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used in) operating activities:

Payments for purchases of investments	(54,990,141)

Proceeds from sales of investments	114,835,483

Net (payments for purchase) proceeds from sales of short-term investment securities	(252,596)

(Increase) Decrease in assets:

Receivable for dividends	863,990

Collateral for credit facility	46,148

Reimbursement from investment adviser	230,241

Other assets	(50,148)

Increase (Decrease) in liabilities:

Distribution and Service fees and Transfer Agency fees	(108,085)

Management fees	(74,141)

Accrued expenses	(503,741)

Net realized (gain) loss on:

Investments	9,644,279

Net change in unrealized (gain) loss on:

Investments	(7,276,352)

Net cash provided by operating activities	62,712,112

Cash flows used in financing activities:

Proceeds from sale of shares	15,805,756

Cost of shares repurchased	(71,073,607)

Distributions paid	(7,153,189)

Drawdowns from line of credit	35,000,000

Repayment of line of credit	(35,000,000)

Net cash used in financing activities	(62,421,040)

NET INCREASE IN CASH	$291,072

Cash (restricted and unrestricted):

Beginning of period	$288,895

End of period	$579,967

Supplemental disclosure:

Cash paid for interest and related fees	178,654

Reinvestment of distributions	7,731,274

(a) Statement of Cash Flows for the Fund is consolidated and includes the balances of wholly owned subsidiaries DIF Investments LLC, DIF Investments II LLC, and DIF Investments III LLC. Accordingly, all interfund balances and transactions have been eliminated.

The accompanying notes are an integral part of these consolidated financial statements.	11

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Diversified Income Fund

	Class A Shares
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$8.79		$9.91	$10.45	$9.38	$10.69	$ 10.47

Net investment income(a)	0.05		0.14	0.21	0.20	0.29	0.40

Net realized and unrealized gain (loss)	(0.05)		(0.61)	(0.04)	1.47	(0.89)	0.42

Total from investment operations	–	(b)	(0.47)	0.17	1.67	(0.60)	0.82

Distributions to shareholders from net investment income	(0.30)		–	(0.19)	(0.34)	(0.23)	(0.26)

Distributions to shareholders from net realized gains	–		(0.15)	(0.11)	(0.26)	(0.30)	(0.21)

Distributions to shareholders from return of capital	–		(0.50)	(0.41)	–	(0.18)	(0.13)

Total distributions	(0.30)		(0.65)	(0.71)	(0.60)	(0.71)	(0.60)

Net asset value, end of period	$8.49		$8.79	$9.91	$10.45	$9.38	$ 10.69

Total Return(c)	(0.07)%		(5.05)%	1.43%	18.24%	(5.20)%	8.17%

Net assets, end of period (in 000’s)	$63,653		$69,953	$80,263	$83,054	$87,520	$ 96,114

Ratio of net expense to average net assets after interest expenses	2.06	%(d)	2.17%	2.05%	2.10%	2.19%	2.83%

Ratio of net expense to average net assets before interest expenses	1.98	%(d)	1.99%	1.98%	1.99%	1.99%	1.99%

Ratio of total expense to average net assets after interest expenses	2.06	%(d)	2.22%	2.06%	2.34%	2.28%	2.90%

Ratio of net investment income to average net assets	1.10	%(d)	1.42%	1.97%	2.02%	2.88%	3.83%

Portfolio turnover rate(e)	10%		46%	56%	73%	53%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete repurchase of the investment at the NAV at the end of the period and no sales or repurchase charges (if any). Total returns would be reduced if a sales or repurchase charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the repurchase of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Diversified Income Fund

	Class C Shares
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$8.79		$9.91	$10.45	$9.38	$10.68	$ 10.47

Net investment income(a)	0.01		0.06	0.12	0.13	0.20	0.32

Net realized and unrealized gain (loss)	(0.05)		(0.60)	(0.03)	1.46	(0.87)	0.41

Total from investment operations	(0.04)		(0.54)	0.09	1.59	(0.67)	0.73

Distributions to shareholders from net investment income	(0.27)		–	(0.16)	(0.26)	(0.16)	(0.22)

Distributions to shareholders from net realized gains	–		(0.16)	(0.11)	(0.26)	(0.29)	(0.18)

Distributions to shareholders from return of capital	–		(0.42)	(0.36)	–	(0.18)	(0.12)

Total distributions	(0.27)		(0.58)	(0.63)	(0.52)	(0.63)	(0.52)

Net asset value, end of period	$8.48		$8.79	$9.91	$10.45	$9.38	$ 10.68

Total Return(b)	(0.55)%		(5.77)%	0.67%	17.37%	(5.94)%	7.24%

Net assets, end of period (in 000’s)	$27,748		$37,064	$54,094	$69,360	$72,826	$ 74,609

Ratio of net expense to average net assets after interest expenses	2.81	%(c)	2.91%	2.81%	2.84%	2.94%	3.58%

Ratio of net expense to average net assets before interest expenses	2.73	%(c)	2.73%	2.74%	2.74%	2.74%	2.74%

Ratio of total expense to average net assets after interest expenses	2.81	%(c)	2.95%	2.82%	3.09%	3.04%	3.64%

Ratio of net investment income to average net assets	0.27	%(c)	0.63%	1.18%	1.27%	2.04%	3.08%

Portfolio turnover rate(d)	10%		46%	56%	73%	53%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete repurchase of the investment at the NAV at the end of the period and no sales or repurchase charges (if any). Total returns would be reduced if a sales or repurchase charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the repurchase of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Diversified Income Fund

	Class I Shares
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$9.26		$10.40	$10.93	$9.78	$11.13	$ 10.91

Net investment income(a)	0.06		0.17	0.26	0.24	0.33	0.45

Net realized and unrealized gain (loss)	(0.06)		(0.64)	(0.05)	1.54	(0.93)	0.42

Total from investment operations	–	(b)	(0.47)	0.21	1.78	(0.60)	0.87

Distributions to shareholders from net investment income	(0.31)		–	(0.19)	(0.37)	(0.26)	(0.27)

Distributions to shareholders from net realized gains	–		(0.16)	(0.11)	(0.26)	(0.31)	(0.23)

Distributions to shareholders from return of capital	–		(0.51)	(0.44)	–	(0.18)	(0.15)

Total distributions	(0.31)		(0.67)	(0.74)	(0.63)	(0.75)	(0.65)

Net asset value, end of period	$8.95		$9.26	$10.40	$10.93	$9.78	$ 11.13

Total Return(c)	(0.07)%		(4.77)%	1.70%	18.59%	(5.05)%	8.35%

Net assets, end of period (in 000’s)	$98,358		$114,738	$145,519	$98,018	$74,220	$ 55,138

Ratio of net expense to average net assets after interest expenses	1.81	%(d)	1.92%	1.76%	1.84%	1.94%	2.63%

Ratio of net expense to average net assets before interest expenses	1.73	%(d)	1.74%	1.70%	1.74%	1.74%	1.74%

Ratio of total expense to average net assets after interest expenses	1.81	%(d)	1.96%	1.77%	2.12%	2.03%	2.68%

Ratio of net investment income to average net assets	1.33	%(d)	1.66%	2.31%	2.33%	3.16%	4.10%

Portfolio turnover rate(e)	10%		46%	56%	73%	53%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete repurchase of the investment at the NAV at the end of the period and no sales or repurchase charges (if any). Total returns would be reduced if a sales or repurchase charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the repurchase of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Diversified Income Fund

	Class L Shares
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$8.80		$9.92	$10.46	$9.39	$10.69	$ 10.48

Net investment income(a)	0.04		0.11	0.18	0.18	0.27	0.38

Net realized and unrealized gain (loss)	(0.06)		(0.61)	(0.04)	1.46	(0.89)	0.40

Total from investment operations	(0.02)		(0.50)	0.14	1.64	(0.62)	0.78

Distributions to shareholders from net investment income	(0.29)		–	(0.18)	(0.31)	(0.20)	(0.24)

Distributions to shareholders from net realized gains	–		(0.15)	(0.11)	(0.26)	(0.30)	(0.20)

Distributions to shareholders from return of capital	–		(0.47)	(0.39)	–	(0.18)	(0.13)

Total distributions	(0.29)		(0.62)	(0.68)	(0.57)	(0.68)	(0.57)

Net asset value, end of period	$8.49		$8.80	$9.92	$10.46	$9.39	$ 10.69

Total Return(b)	(0.31)%		(5.28)%	1.17%	17.93%	(5.46)%	7.79%

Net assets, end of period (in 000’s)	$4,194		$4,569	$5,323	$5,919	$5,538	$ 10,402

Ratio of net expense to average net assets after interest expenses	2.31	%(c)	2.42%	2.30%	2.34%	2.44%	3.13%

Ratio of net expense to average net assets before interest expenses	2.23	%(c)	2.24%	2.23%	2.24%	2.24%	2.24%

Ratio of total expense to average net assets after interest expenses	2.31	%(c)	2.46%	2.31%	2.59%	2.54%	3.17%

Ratio of net investment income to average net assets	0.82	%(c)	1.15%	1.70%	1.76%	2.71%	3.60%

Portfolio turnover rate(d)	10%		46%	56%	73%	53%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete repurchase of the investment at the NAV at the end of the period and no sales or repurchase charges (if any). Total returns would be reduced if a sales or repurchase charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the repurchase of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Diversified Income Fund

	Class W Shares
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$8.96		$10.08	$10.62	$9.52	$10.85	$ 10.63

Net investment income(a)	0.05		0.14	0.21	0.21	0.31	0.41

Net realized and unrealized gain (loss)	(0.06)		(0.61)	(0.04)	1.49	(0.92)	0.42

Total from investment operations	(0.01)		(0.47)	0.17	1.70	(0.61)	0.83

Distributions to shareholders from net investment income	(0.30)		–	(0.18)	(0.34)	(0.24)	(0.26)

Distributions to shareholders from net realized gains	–		(0.16)	(0.11)	(0.26)	(0.30)	(0.21)

Distributions to shareholders from return of capital	–		(0.49)	(0.42)	–	(0.18)	(0.14)

Total distributions	(0.30)		(0.65)	(0.71)	(0.60)	(0.72)	(0.61)

Net asset value, end of period	$8.65		$8.96	$10.08	$10.62	$9.52	$ 10.85

Total Return(b)	(0.19)%		(4.96)%	1.40%	18.28%	(5.31)%	8.13%

Net assets, end of period (in 000’s)	$24,177		$29,307	$39,873	$40,617	$47,709	$ 92,006

Ratio of net expense to average net assets after interest expenses	2.06	%(c)	2.16%	2.04%	2.10%	2.19%	2.84%

Ratio of net expense to average net assets before interest expenses	1.98	%(c)	1.98%	1.98%	1.99%	1.99%	1.99%

Ratio of total expense to average net assets after interest expenses	2.06	%(c)	2.20%	2.05%	2.33%	2.23%	2.88%

Ratio of net investment income to average net assets	1.07	%(c)	1.42%	1.98%	2.02%	2.99%	3.85%

Portfolio turnover rate(d)	10%		46%	56%	73%	53%	65%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete repurchase of the investment at the NAV at the end of the period and no sales or repurchase charges (if any). Total returns would be reduced if a sales or repurchase charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the repurchase of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Diversified Income Fund

	Class P Shares
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30,		Period Ended September 30, 2021(a)
			2023	2022

Per Share Data

Net asset value, beginning of period	$9.26		$10.41	$10.93	$10.63

Net investment income(b)	0.06		0.17	0.28	0.05

Net realized and unrealized gain (loss)	(0.05)		(0.65)	(0.06)	0.41

Total from investment operations	0.01		(0.48)	0.22	0.46

Distributions to shareholders from net investment income	(0.31)		–	(0.18)	(0.09)

Distributions to shareholders from net realized gains	–		(0.16)	(0.11)	(0.07)

Distributions to shareholders from return of capital	–		(0.51)	(0.45)	–

Total distributions	(0.31)		(0.67)	(0.74)	(0.16)

Net asset value, end of period	$8.96		$9.26	$10.41	$ 10.93

Total Return(c)	0.04%		(4.87)%	1.79%	4.31%

Net assets, end of period (in 000’s)	$205,990		$230,754	$253,957	$ 54,212

Ratio of net expense to average net assets after interest expenses	1.81	%(d)	1.92%	1.70%	1.81%(d)

Ratio of net expense to average net assets before interest expenses	1.73	%(d)	1.74%	1.63%	1.74%(d)

Ratio of total expense to average net assets after interest expenses	1.81	%(d)	1.97%	1.71%	2.61%(d)

Ratio of net investment income to average net assets	1.32	%(d)	1.67%	2.49%	1.81%(d)

Portfolio turnover rate(e)	10%		46%	56%	73%

(a)	Commenced operations on June 29, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete repurchase of the investment at the NAV at the end of the period and no sales or repurchase charges (if any). Total returns would be reduced if a sales or repurchase charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the repurchase of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Notes to Financial Statements March 31, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Real Estate Diversified Income Fund (the “Fund”), is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, closed-end management investment company and is structured as an “interval fund,” a type of fund which, in order to provide some liquidity to shareholders, makes quarterly offers to repurchase a percentage of its outstanding shares at NAV, pursuant to Rule 23c-3 under the Act. The Fund was organized as a Delaware statutory trust on December 2, 2019. The Fund offers six classes of shares: Class A, Class C, Class I, Class L, Class W, and Class P Shares.

Class A and Class L Shares are sold with front-end sales charges of up to 5.75% and 4.25%, respectively. Class C Shares are sold with contingent deferred sales charges (“CDSC”) 1.00% which are imposed on repurchases made within 12 months of purchase. In addition, purchases of Class A Shares of $1 million or more may be subject to a maximum CDSC of 1.00% which are imposed on repurchases made within 18 months of purchase. Class I, Class W, and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC, serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Basis of Consolidation for the Fund — DIF Investments LLC, DIF Investments II LLC, and DIF Investments III LLC (each a “Subsidiary” and collectively, the “Subsidiaries”), limited liability companies, were incorporated on February 3, 2020, March 12, 2020, and June 30, 2021, respectively, and are currently wholly-owned subsidiaries of the Fund. The Subsidiaries act as investment vehicles for the Fund to enable the Fund to gain exposure to certain types of private real estate investments. Under the Amended and Restated Limited Liability Company Agreement of each Subsidiary, shares issued by the Subsidiary confer upon its member the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of March 31, 2024, the Fund’s net assets were $424,120,267, of which, $119,133,142, or 28%, are represented by DIF Investments LLC’s net assets; $151,004,323, or 36%, are represented by DIF Investments II LLC’s net assets; and $2,536,642, or 1%, are represented by DIF Investments III LLC’s net assets.

B. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

C. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date with the exception of capital calls, which are recorded on due date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions received from the Fund’s investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

D. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund. Expenses which may not specifically relate to the Fund, may be shared with other registered investment companies having management agreements with GSAM or its affiliates, as appropriate. These expenses are allocated to the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses and are accrued daily. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service and Transfer Agency fees.

E. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date.

18

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund currently intends to make regular quarterly cash distributions of all or a portion of its net investment income to shareholders. The Fund will pay shareholders at least annually all or substantially all of its net investment income after the payment of interest, fees or dividends, if any, owed with respect to any forms of leverage used by the Fund. The Fund intends to pay any capital gains distributions at least annually. In order to permit the Fund to maintain more stable quarterly distributions, the distributions paid by the Fund may be more or less than the amount of net distributable earnings actually earned by the Fund. These distributions could include a return of a shareholder’s invested capital which would reduce the Fund’s NAV. The Fund estimates that only a portion of the distributions paid to shareholders will be treated as dividend income. The remaining portion of the Fund’s distribution, which may be significant, is expected to be a return of capital. These estimates are based on the Fund’s operating results during the period, and their final federal income tax characterization that may differ. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying consolidated financial statements as either from distributable earnings or capital.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable

19

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Notes to Financial Statements (continued) March 31, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Other Fair Valuation Investments — Prices or valuations that require significant unobservable inputs (including assumptions in determining fair value measurement).

The fair valuation technique depends on the investment characteristics and the availability of observable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value. GSAM uses NAV as its measure of fair values for investments in LP/LLC interests when (i) the investment does not have a readily determinable fair value and (ii) the NAV of the investment is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the investments have been classified, GSAM has assessed factors including, but not limited to, price transparency. An investment in LP/LLC interests using NAV as its measure of fair value is excluded from the fair value hierarchy.

The fair value technique and type of valuation input varies by investment type as follows:

Private REITs — Private Real Estate Investment Trusts (“Private REITs”) report their investment assets at fair value, and typically report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (“ASC”) 820-10, the Fund has elected to apply the practical expedient methodology and to value its investments in Private REITs at their respective NAVs typically at each quarter. To determine the NAV of the Fund with respect to investments in Private REITs, GSAM relies on information that it receives periodically from the Private REITs, adjusted on a daily basis, based on a change in a relevant proxy that the GSAM has deemed to be representative of the market.

Private Investment Funds — Private investment funds (“Private Investment Funds”) measure their investment assets at fair value, and typically report a NAV per share on a calendar quarterly basis. In accordance with ASC 820-10, the Fund has elected to apply the practical expedient methodology and to value its investments in Private Investment Funds at their respective NAVs typically at each quarter. To determine the NAV of the Fund with respect to investments in Private Investment Funds, GSAM relies on information that it receives periodically from the Private Investment Funds, adjusted on a daily basis, based on a change in a relevant proxy that the GSAM has deemed to be representative of the market.

20

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

D. Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of March 31, 2024:

REAL ESTATE DIVERSIFIED INCOME FUND

Investment Type	Level 1	Level 2	Level 3	Total

Assets

Common Stock and/or Other Equity Investments(a)

North America	$134,448,645	$1,911,842	$—	$136,360,487

Investment Company	13,659,431	—	—	13,659,431

Subtotal	$148,108,076	$1,911,842	$—	$150,019,918

Investments measured at NAV				271,273,912

Total				$421,293,830

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of 1.25% of the Fund’s average daily net assets. For the six months ended March 31, 2024, the effective net management rate was 1.25% of the Fund’s average daily net assets.

The Fund invests in Institutional Shares of the Underlying Money Market Fund, which is an affiliated underlying fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated underlying fund in which the Fund invests. For the six months ended March 31, 2024, GSAM waived $9,050 of the Fund’s management fee.

B. Distribution and Service (12b-1) Plan — The Fund, on behalf of its Class A, Class C, Class L and Class W Shares of the Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs & Co. LLC, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by the Distributor to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A, Class C, Class L and Class W Shares of the Fund, as set forth below:

			Maximum
			Distribution-
	Distribution	Shareholder	Related and
Share Class	Services	Services	Shareholder Services

Class A	0.25%	0.25%	0.25%

Class C	0.75%	0.25%	1.00%

Class L	0.25%	0.25%	0.50%

Class W	0.25%	0.25%	0.25%

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A and Class L Shares’ front end sales charge and Class A and Class C Shares’ CDSC. During the six months ended March 31, 2024, Goldman Sachs retained $1,251 and $0 for Class A and Class L Shares, respectively, and did not retain any portion of the CDSC for Class A or Class C Shares.

21

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Notes to Financial Statements (continued) March 31, 2024 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency and dividend disbursing services are accrued daily and paid monthly at an annual rate of 0.14% of the Fund’s average daily net assets.

E. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund excluding acquired fund fees and expenses, transfer agency fees and expenses, distribution and service fees, as applicable, taxes, interest, credit facility commitment fees, brokerage fees, expenses of shareholder meetings, litigation and indemnification and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Fund is 0.354%. This Other Expense limitation will remain in place through at least January 26, 2025, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitation described above. Such Other Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Consolidated Statement of Operations.

Goldman Sachs may voluntarily waive a portion of any payments under the Fund’s Distribution and Service Plan and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended March 31, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Total Expense Reductions

Real Estate Diversified Income Fund	$9,050	$9,050

F. Other Transactions with Affiliates — For the six months ended March 31, 2024, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, on behalf of the Fund.

The following table provides information about the Fund’s investments in the Underlying Fund as of and for the six months ended March 31, 2024:

Underlying Fund	Beginning value as of September 30, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of March 31, 2024	Shares as of March 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	$13,406,835	$99,484,161	$(99,231,565)	$13,659,431	13,659,431	$284,669

G. Financing Agreements — The Fund has entered into secured revolving bank line of credit facilities (each a “Credit Facility” and collectively the “Credit Facilities”) with major financial institutions for the purpose of investment purchases subject to the limitations of the Act for borrowings. The Credit Facilities provide for borrowings in an aggregate amount up to $95,000,000 for the Fund. Borrowings under the Credit Facilities, which are secured by certain assets of the Fund, bear interest. The interest rates are based on variable rates (i.e., the Secured Overnight Financing Rate (“SOFR”)) plus market spreads. The Fund currently pays unused commitment fees of 0.20%—0.75% per annum. Interest is accrued daily and paid quarterly. The Fund had an average outstanding balance and weighted average annual interest rate for the period of $30,500,000 and 6.30%, respectively. As of March 31, 2024, there were no outstanding borrowings under the Credit Facilities.

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended March 31, 2024, were $45,219,398 and $109,626,343, respectively.

22

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

6. TAX INFORMATION

As of the Fund’s most recent fiscal year end, September 30, 2023, certain timing differences on a tax-basis were as follows:

Real Estate Diversified Income Fund

Timing differences (Late Year Ordinary Loss Deferral/Post October Capital Loss Deferral)	$(2,470,119)

As of March 31, 2024, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Real Estate Diversified Income Fund

Tax Cost	$435,896,519

Gross unrealized gain	35,714,310

Gross unrealized loss	(50,316,999)

Net unrealized gain (loss)	$(14,602,689)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of partnership investments.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. REPURCHASE OFFERS

The Fund has adopted the following fundamental policies, which cannot be changed without the vote of a majority of Fund shareholders, in order to repurchase its Shares:

●	On a quarterly basis, in the months of March, June, September and December, the Fund will make an offer to repurchase a designated percentage of the outstanding shares from shareholders (a “Repurchase Offer”), pursuant to Rule 23c-3 under the Act, as it may be amended from time to time.

●	The Fund will repurchase only shares that are tendered by the deadline for such repurchase request (“Repurchase Request Deadline”). The Board will establish the Repurchase Request Deadline for each Repurchase Offer, but such date may be revised by the Fund’s officers, in their sole discretion, based on factors such as market conditions, the level of the Fund’s assets and shareholder servicing considerations provided that the Board is notified of this change and the reasons for it.

●	There will be a maximum 14 calendar day period (or the next business day if the 14th calendar day is not a business day) between the Repurchase Request Deadline and the day on which shares eligible for repurchase are priced.

The Fund may also make discretionary repurchase offers in addition to the quarterly Repurchase Offer period once every two years.

Repurchase Offer Amounts. Each quarter, the Fund’s Board, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a particular Repurchase Offer. The Repurchase Offer Amount will be at least 5% but not more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. In connection with any given Repurchase Offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares on the Repurchase Request Deadline. If shareholders tender more than the Repurchase Offer Amount for a particular Repurchase Offer, the Board may determine to increase the Repurchase Offer Amount by up to an additional 2% of the Shares outstanding on the Repurchase Request Deadline.

23

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Notes to Financial Statements (continued) March 31, 2024 (Unaudited)

7. REPURCHASE OFFERS (continued)

During the six months ended March 31, 2024, the Fund completed two quarterly repurchase offers. In these offers, the Fund offered to repurchase up to 5% of the number of its outstanding shares (up to 7% at the discretion of the officers of the Fund) for the repurchase offers commencing on September 20, 2023 and December 20, 2023, each as of the Repurchase Pricing Dates. The result of those repurchase offers were as follows:

	Repurchase Offer #1	Repurchase Offer #2

Commencement Date	September 20, 2023	December 20, 2023

Repurchase Request Deadline	October 18, 2023	January 17, 2024

Repurchase Pricing Date	October 18, 2023	January 17, 2024

Shares Tendered for Repurchase	3,586,144	4,515,077

Shares Repurchased	3,586,144	3,552,934

During the fiscal year ended September 30, 2023, the Fund completed four quarterly repurchase offers. In these offers, the Fund offered to repurchase up to 8% of the number of its outstanding shares (up to 10% at the discretion of the officers of the Fund) for the repurchase offer commencing on September 21, 2022 and up to 5% of the number of its outstanding shares (up to 7% at the discretion of the officers of the Fund) for the repurchase offers commencing on December 21, 2022, March 15, 2023, and June 21, 2023, each as of the Repurchase Pricing Dates. The result of those repurchase offers were as follows:

	Repurchase Offer #1	Repurchase Offer #2	Repurchase Offer #3	Repurchase Offer #4

Commencement Date	September 21, 2022	December 21, 2022	March 15, 2023	June 21, 2023

Repurchase Request Deadline	October 19, 2022	January 18, 2023	April 12, 2023	July 19, 2023

Repurchase Pricing Date	October 19, 2022	January 18, 2023	April 12, 2023	July 19, 2023

Shares Tendered for Repurchase	3,195,862	1,369,209	3,175,983	4,389,444*

Shares Repurchased	3,195,862	1,369,209	3,175,983	3,915,682

*	The amount has been updated from the number of shares presented in the Fund’s September 30, 2023 annual report.

8. UNFUNDED COMMITMENTS

As of March 31, 2024, other than the unfunded commitments for investments currently held as of the reporting date that are disclosed in the Consolidated Schedule of Investments footnote disclosures, the Fund also had an unfunded commitment of $25,000,000 relating to the Wheelock Street Real Estate Long Term Value Fund, a Private Investment Fund.

9. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. A sharp rise in interest rates or an economic downturn could cause an issuer to abruptly reduce or eliminate its dividend. This may limit the ability of the Fund to produce current income.

Industry Concentration Risk— The Fund concentrates its investments in the real estate industry, which has historically experienced substantial price volatility. Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if their investments were diversified across different industries. The value of companies engaged in the real estate industry is affected by, among others, (i) changes in general economic and market conditions; (ii) changes in the value of (or income generated by) real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii)

24

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

9. OTHER RISKS (continued)

changes in the availability or terms of mortgages and other financing that may render the sale or refinancing of properties difficult or unattractive; (ix) fluctuations in occupancy levels and demand for properties or real estate-related services; and (x) changes in interest rates and leverage. There are also special risks associated with particular sub-industries, or real estate operations generally.

Investments in Other Investment Companies Risk— As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Leverage Risk —The Fund may use leverage to seek to achieve its investment objectives. The use of leverage creates an opportunity for increased net investment income dividends, but also creates risks for the investors. There is no assurance that the Fund’s intended leveraging strategy will be successful. Leverage involves risks and special considerations, including the likelihood of greater volatility of NAV, market price and dividend rate than a comparable portfolio without leverage; the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the Fund’s return; the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV than if the Fund were not leveraged, which may result in a greater decline in the market price; and that leverage may increase operating costs, which may reduce total return.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.

Market and Credit Risks— In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. The Fund may utilize leverage, which magnifies the market risk.

Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Private Real Estate Investment Funds Risk — The Fund’s performance depends in part upon the performance of the applicable private real estate investment fund managers and selected strategies, the adherence by such private real estate investment fund managers to such selected strategies, the instruments used by such private real estate investment fund managers and GSAM’s ability to select private real estate investment fund managers and strategies and effectively allocate Fund assets among them. Fund shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees, incentive allocations or fees and expenses at the private real estate investment fund level.

The Fund’s investments in certain private real estate investment funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. Many of the Fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a private real estate investment fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of. Private real estate investment funds are not publicly traded and therefore are not liquid investments. Private real estate investment funds may make significant use of leverage, which has the potential to magnify losses versus funds that do not employ leverage.

Private REIT Risk — In addition to the risks described in “Private Real Estate Investment Fund Risk” and “REIT Risk,” Private REITs are typically smaller and financially less stable than Public REITs. Private REITs are unlisted, making them hard to value and trade. Moreover, private REITs generally are exempt from Securities Act registration and, as such, are not subject to the same disclosure requirements as Public REITs, which makes private REITs more difficult to evaluate from an investment perspective.

REIT Risk — Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties. The underlying properties may be subject to mortgage loans, which may also be subject to the risks of default. REITs may also fail to qualify for tax free pass-

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GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Notes to Financial Statements (continued) March 31, 2024 (Unaudited)

9. OTHER RISKS (continued)

through of income or may fail to maintain their exemptions from investment company registration. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

Repurchase Offers Risk — The Fund operates as an “interval fund,” and, in order to provide some liquidity to shareholders, will make quarterly offers to repurchase a percentage of its outstanding shares at NAV, pursuant to Rule 23c-3 under the Act. The repurchase of shares by the Fund would decrease the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. In addition, the Fund may be required to sell portfolio securities (including at inopportune times) to satisfy repurchase requests, resulting in increased transaction costs that must be borne by the Fund and its shareholders. This may result in higher short-term capital gains for taxable shareholders.

If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender an amount of shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some shareholders, in anticipation of proration, may tender more shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur.

10. INDEMNIFICATIONS

Under the Fund’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUMMARY OF SHARE TRANSACTIONS

 Share activity is as follows:

	Real Estate Diversified Income Fund
	For the Six Months Ended		For the Fiscal Year Ended
	March 31, 2024		September 30, 2023
	(Unaudited)
	Shares	Dollars	Shares	Dollars
Class A Shares
Shares sold	603,501	$5,424,771	965,709	$9,313,200
Reinvestment of distributions	95,600	837,812	228,766	2,164,197
Shares repurchased	(1,154,630)	(10,175,810)	(1,336,872)	(12,837,279)

	(455,529)	(3,913,227)	(142,397)	(1,359,882)

Class C Shares
Shares sold	36,809	325,135	66,008	633,133
Reinvestment of distributions	35,742	313,135	112,901	1,071,723
Shares repurchased	(1,018,050)	(9,057,939)	(1,422,426)	(13,751,114)

	(945,499)	(8,419,669)	(1,243,517)	(12,046,258)

Class I Shares
Shares sold	620,260	5,749,864	1,802,446	18,535,356
Reinvestment of distributions	78,925	730,564	228,032	2,272,651
Shares repurchased	(2,105,021)	(19,566,775)	(3,627,803)	(37,476,894)

	(1,405,836)	(13,086,347)	(1,597,325)	(16,668,887)

26

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Real Estate Diversified Income Fund
	For the Six Months Ended		For the Fiscal Year Ended
	March 31, 2024		September 30, 2023
	(Unaudited)
	Shares	Dollars	Shares	Dollars
Class L Shares
Shares sold	1,913	$16,808	3,534	$33,303
Reinvestment of distributions	6,779	59,434	15,852	150,198
Shares repurchased	(34,119)	(301,130)	(36,880)	(359,025)

	(25,427)	(224,888)	(17,494)	(175,524)

Class W Shares
Shares sold	17,060	152,768	179,216	1,809,368
Reinvestment of distributions	43,387	387,168	136,826	1,322,498
Shares repurchased	(537,903)	(4,833,829)	(997,906)	(9,760,552)

	(477,456)	(4,293,893)	(681,864)	(6,628,686)

Class P Shares
Shares sold	420,104	3,945,448	4,156,046	42,932,235
Reinvestment of distributions	584,413	5,403,161	1,329,124	13,229,223
Shares repurchased	(2,919,952)	(27,138,124)	(4,978,798)	(50,356,564)

	(1,915,435)	(17,789,515)	506,372	5,804,894

NET DECREASE IN SHARES	(5,225,182)	$(47,727,539)	(3,176,225)	$(31,074,343)

12. SUBSEQUENT EVENTS

The Fund completed a quarterly repurchase offer on April 17, 2024, which resulted in 2,408,350 Fund Shares being repurchased for $20,340,847. There were 4,606,142 Fund Shares tendered for repurchase for this repurchase offer. Accordingly, the Fund repurchased 52% of the total number of shares tendered for repurchase.

Other than noted above, subsequent events after the Consolidated Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

27

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) of the Goldman Sachs Real Estate Diversified Income Fund (the “Trust”) was held on November 16, 2023 to consider and elect nominees to the Trust’s Board of Trustees. At the Meeting, Gregory G. Weaver, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling and Paul C. Wirth were elected to the Trust’s Board of Trustees. In electing the nominees, the Trust’s shareholders voted as follows:

	For	Withheld

Gregory G Weaver	42,493,427	643,201

Dwight L. Bush	42,510,405	626,223

Kathryn A. Cassidy	42,512,230	624,399

John G. Chou	42,507,813	628,815

Joaquin Delgado	42,557,210	479,419

Eileen H. Dowling	42,535,819	600,809

Paul C. Wirth	42,557,666	578,962

28

FUNDS PROFILE

Goldman Sachs Funds March 31, 2024 (Unaudited)

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.56 trillion in assets under supervision as of March 31, 2024, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]

∎	Financial Square Government Fund[1]

∎	Financial Square Money Market Fund[2]

∎	Financial Square Prime Obligations Fund[2]

∎	Financial Square Treasury Instruments Fund[1]

∎	Financial Square Treasury Obligations Fund[1]

∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]

∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund

∎	Short-Term Conservative Income Fund

∎	Short Duration Government Fund

∎	Short Duration Bond Fund

∎	Government Income Fund

∎	Inflation Protected Securities Fund

∎	U.S. Mortgages Fund

Multi-Sector

∎	Bond Fund

∎	Core Fixed Income Fund

∎	Global Core Fixed Income Fund

∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund

∎	Dynamic Municipal Income Fund

∎	Short Duration Tax-Free Fund

∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund

∎	High Yield Fund

∎	High Yield Floating Rate Fund

∎	Emerging Markets Debt Fund

∎	Emerging Markets Credit Fund4

Fixed Income Alternatives

∎	Short Duration High Yield Fund[5]

Fundamental Equity

∎	Equity Income Fund

∎	Small Cap Growth Fund

∎	Small Cap Value Fund

∎	Small/Mid Cap Value Fund

∎	Mid Cap Value Fund

∎	Large Cap Value Fund

∎	Focused Value Fund

∎	Large Cap Core Fund

∎	Strategic Growth Fund

∎	Small/Mid Cap Growth Fund

∎	Enhanced Core Equity Fund6

∎	Technology Opportunities Fund

∎	Mid Cap Growth Fund

∎	Rising Dividend Growth Fund

∎	U.S. Equity ESG Fund

∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund

∎	International Tax-Managed Equity Fund

∎	U.S. Equity Dividend and Premium Fund

∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund

∎	U.S. Equity Insights Fund

∎	Small Cap Growth Insights Fund

∎	Large Cap Growth Insights Fund

∎	Large Cap Value Insights Fund

∎	Small Cap Value Insights Fund

∎	International Small Cap Insights Fund

∎	International Equity Insights Fund

∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund

∎	International Equity ESG Fund

∎	China Equity Fund

∎	Emerging Markets Equity Fund

∎	Emerging Markets Equity ex. China Fund

∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund

∎	Real Estate Securities Fund

∎	Commodity Strategy Fund

∎	Global Real Estate Securities Fund

∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund

∎	MLP Energy Infrastructure Fund

∎	Energy Infrastructure Fund

∎	Multi-Strategy Alternatives Fund7

∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund

∎	Multi-Manager Non-Core Fixed Income Fund

∎	Multi-Manager Global Equity Fund

∎	Multi-Manager International Equity Fund

∎	Tactical Tilt Overlay Fund

∎	Balanced Strategy Portfolio

∎	Multi-Manager U.S. Small Cap Equity Fund

∎	Multi-Manager Real Assets Strategy Fund

∎	Growth and Income Strategy Portfolio

∎	Growth Strategy Portfolio

∎	Dynamic Global Equity Fund

∎	Enhanced Dividend Global Equity Portfolio

∎	Tax-Advantaged Global Equity Portfolio

∎	Strategic Factor Allocation Fund

∎	Strategic Volatility Premium Fund

∎	GQG Partners International Opportunities Fund

[1]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investments at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account or deposit of bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[2]

You could lose money be investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon your sale of shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account or deposit of bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[3]

You could lose money be investing in the Fund. Although the Fund seeks to preserve the value of your investments at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account or deposit of bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[4]	Effective after the close of business on October 31, 2023, the Goldman Sachs Local Emerging Markets Debt Fund was renamed the Goldman Sachs Emerging Markets Credit Fund.

[5]	Effective after the close of business on April 17, 2024, the Goldman Sachs Long Short Credit Strategies Fund was renamed the Goldman Sachs Short Duration High Yield Fund.

[6]	Effective after the close of business on February 13, 2024, the Goldman Sachs Flexible Cap Fund was renamed the Goldman Sachs Enhanced Core Equity Fund.

[7]	Effective after the close of business on September 22, 2023, the Goldman Sachs Multi-Manager Alternatives Fund was renamed the Goldman Sachs Multi-Strategy Alternatives Fund.

  Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

29

TRUSTEES TRUSTEES (continued) Gregory G. Weaver, Chair Michael Latham Cheryl K. Beebe James A. McNamara Dwight L. Bush Lawrence W. Stranghoener Kathryn A. Cassidy Paul C. Wirth John G. Chou Joaquin Delgado OFFICERS Eileen H. Dowling James A. McNamara, President Lawrence Hughes Joseph F. DiMaria, Principal Financial Officer, John F. Killian Principal Accounting Officer and Treasurer Steven D. Krichmar Robert Griffith, Secretary GOLDMAN SACHS & CO. LLC GOLDMAN SACHS ASSET MANAGEMENT, L.P. Distributor and Transfer Agent Investment Adviser Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only. The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. The report concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov. This information discusses general market activity, industry or sector trends, or other broad-based economic, market or political conditions and should not be construed as research or investment advice. This material has been prepared by Goldman Sachs Asset Management and is not financial research nor a product of Goldman Sachs Global Investment Research (GIR). It was not prepared in compliance with applicable provisions of law designed to promote the independence of financial analysis and is not subject to a prohibition on trading following the distribution of financial research. The views and opinions expressed may differ from those of Goldman Sachs Global Investment Research or other departments or divisions of Goldman Sachs and its affiliates. Investors are urged to consult with their financial advisors before buying or selling any securities. This information may not be current and Goldman Sachs Asset Management has no obligation to provide any updates or changes. The Fund will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders). Holdings and allocations shown are as of March 31, 2024 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550). © 2024 Goldman Sachs. All rights reserved. 369531-OTU-2024810 RLDVINCSAR-24

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is available as provided in Item 14(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kathryn A. Cassidy and Michael Latham are each an “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund has delegated the voting of portfolio securities to Goldman Sachs Asset Management L.P. (the “Investment Adviser”). For client accounts for which the Investment Adviser has voting discretion, the Investment Adviser has adopted policies and procedures (the “Proxy Voting Policy”) for the voting of proxies. Under the Proxy Voting Policy, the Investment Adviser’s guiding principles in performing proxy voting are to make decisions that favor proposals that in the Investment Adviser’s view tend to maximize a company’s shareholder value and are not influenced by conflicts of interest. To implement these guiding principles for investments in publicly-traded equities, the Investment Adviser has developed customized proxy voting guidelines (the “Guidelines”) that it generally applies when voting on behalf of client accounts. These Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals. The Guidelines embody the positions and factors the Investment Adviser generally considers important in casting proxy votes.

The Proxy Voting Policy, including the Guidelines, is reviewed periodically to ensure that it continues to be consistent with the Investment Adviser’s guiding principles.

The Investment Adviser has retained a third-party proxy voting service (“Proxy Service”), currently Institutional Shareholder Services, to assist in the implementation and administration of certain proxy voting-related functions, including, without limitation, operational, recordkeeping and reporting services. The Proxy Service also prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the Guidelines to particular proxy issues. While it is the Investment Adviser’s policy generally to follow the Guidelines and Recommendations from the Proxy Service, the Investment Adviser’s portfolio management teams (“Portfolio Management Teams”) may on certain proxy votes seek approval to diverge from the Guidelines or a Recommendation by following an “override” process. Such decisions are subject to a review and approval process, including a determination that the decision is not influenced by any conflict of interest. A Portfolio Management Team that receives approval through the override process to cast a proxy vote that diverges from the Guidelines and/or a Recommendation may vote differently than other Portfolio Management Teams that did not seek to override that vote. In forming their views on particular matters, the Portfolio Management Teams are also permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and Recommendations. The Investment Adviser may hire other service providers to replace or supplement the Proxy Service with respect to any of the services the Investment Adviser currently receives from the Proxy Service.

The Investment Adviser conducts periodic due diligence meetings with the Proxy Service which include, but are not limited to, a review of the Proxy Service’s general organizational structure, new developments with respect to research and technology, work flow improvements and internal due diligence with respect to conflicts of interest.

From time to time, the Investment Adviser may face regulatory, compliance, legal or logistical limits with respect to voting securities that it may purchase or hold for client accounts, which can affect the Investment Adviser’s ability to vote such proxies, as well as the desirability of voting such proxies. Among other limits, federal, state and foreign regulatory restrictions or company specific ownership limits, as well as legal matters related to consolidated groups, may restrict the total percentage of an issuer’s voting securities that the Investment Adviser can hold for clients and the nature of the Investment Adviser’s voting in such securities. The Investment Adviser’s ability to vote proxies may also be affected by, among other things: (i) late receipt of meeting notices; (ii) requirements to vote proxies in person: (iii) restrictions on a foreigner’s ability to exercise votes; (iv) potential difficulties in translating the proxy; (v) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions; and (vi) requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting.

The Investment Adviser has adopted policies and procedures designed to prevent conflicts of interest from influencing its proxy voting decisions that the Investment Adviser makes on behalf of a client account. These policies and procedures include the Investment Adviser’s use of the Guidelines and Recommendations from the Proxy Service, the override approval process previously discussed, and the establishment of information barriers between the Investment Adviser and other businesses within The Goldman Sachs Group, Inc. Notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of the Investment Adviser may have the effect of benefitting the interests of other clients or businesses of other divisions or units of GS&Co. and/or its affiliates.

Voting decisions with respect to fixed income securities and the securities of privately held issuers generally will be made by the Fund’s portfolio managers based on their assessment of the particular transactions or other matters at issue.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2023 is available on or through the Fund’s website at https://www.gsam.com/content/gsam/us/en/advisors/resources/client-service/proxy-voting.html without charge and on the SEC’s website at www.sec.gov.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	The information required by this Item is only required in an annual report on this Form N-CSR.

(b)	There has been no change, as of the date of the filing of this N-CSR, to any of the portfolio managers identified in response to this item in the Registrant’s most recent annual report on Form N-CSR.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not Applicable.

(b)	Not Applicable.

ITEM 14.	EXHIBITS.

(a)(1)	Goldman Sachs Real Estate Diversified Income Fund’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on December 5, 2022.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	None.

(a)(4)	Not Applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Real Estate Diversified Income Fund

By:	/s/ James A. McNamara
James A. McNamara
President/Chief Executive Officer
Goldman Sachs Real Estate Diversified Income Fund

Date:	June 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara
James A. McNamara
President/Chief Executive Officer
Goldman Sachs Real Estate Diversified Income Fund

Date:	June 3, 2024

By:	/s/ Joseph F. DiMaria
Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Real Estate Diversified Income Fund

Date:	June 3, 2024